COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commitments:

1.
With respect to the participation of the Israeli Government in software research and development costs, the Company is committed to pay to the Government royalties at the rate of 3%-3.5% of revenues from sale of its iCMR software, up to a maximum of 100% of the amount of participation received, linked to the dollar, plus interest at the LIBOR rate.

The Company's total outstanding obligation in respect of royalty-bearing Government participation received or accrued, net of royalties paid or accrued, amounted to $651 as of December 31, 2016.

2.
The Company has entered into non-cancelable operating lease agreements for the lease of motor vehicles, facilities rental and certain equipment. The leasing deposits are recorded as part of other account receivables.

The Company's facilities are leased under non-cancelable operating lease agreements, which expire on various dates, the latest of which is in 2016.

As of December 31, 2016, the Company is required to make the following minimum lease payments under operating leases for its motor vehicles, rental facilities and certain equipment:

2017	1,231
2018	628
2019	461
2020	251
2021	156

Total	$2,727

Rental expenses for motor vehicles, facility rental and certain equipment expenses amounted to $ 1,279, $ 1,194 and $ 1,361 for the years ended December 31, 2014, 2015 and 2016, respectively.

3.
In October 2015, the Company applied for a line of credit with an Israeli bank ("the bank") for up to $3,000. The Company requested and received a bridge line of credit of $500, for the period until a formal credit line approval could be reached, based on several conditions and financial covenants. The line of credit bears interest rate of Libor + 4%.

On March 6, 2016, the Company received approval and signed for the line of credit with the bank. According to the agreement, the Company is provided with the aggregate principal amount of Account Receivables ("AR") loan and AR credit line which will not exceed the lower of $3,000 and the sum of 70% of the aggregate value of eligible AR, as defined in the agreement. The line of credit bears interest rate of Libor + 4.2%. In the framework of the agreement, the Company undertook certain financial covenants, which mainly effected by cash, AR and EBITDA.

During the year ended December 31, 2016, from time to time the Company used this line of credit and recorded interest expenses in the amount of $84. As of December 31, 2016 the credit line balance was $3,000.

As of December 31, 2016, the Company did not meet one of the financial covenants of the credit line. As a result, the Company had to pay a fine of $10.

b.	Charges:

1.
To secure compliance with the conditions related to the Company's "Approved Enterprise" status, the Company registered a floating charge on equipment and other assets. The charge is unlimited in amount and it may not be further pledged or transferred without the prior consent of the beneficiaries.

2.
To secure revolving credit facilities and guarantees from a bank, the Company recorded a floating charge on its plant, assets and rights and fixed charges on its unpaid share capital and its goodwill in favor of this bank (see also note 8a).

c.	Guarantees:

1.	The Company has secured some of its lease agreements by a bank guarantee in the amount of $ 119.

2.	The Company provided certain customers and vendors with a $ 145 bank guarantee.

d.	Legal proceedings:

During 2016, a prior customer sued the Company for wrongful cancellation of a contract for the supply and installation of Software. The Company and its attorneys still cannot assess the possible outcome of these demands yet.

During 2016, a third party that the Company works with sued the Company for alleged comments that they believe the Company made that could lead to a breach of contract. The Company has filed a counter-suit and at this point the Company and its attorneys cannot assess the possible outcome.

In January 2017, one of the Company's customers claimed for damages, alleging faulty implementation of one of the Company's products. The Company and its attorneys still cannot assess the possible outcome of these demands yet.

In February 2017, a third party that the Company works with sent a demand letter for alleged comments that they believe the Company made that could lead to a breach of contract, the Company is negotiating a resolution to this matter. The Company and its attorneys cannot assess the possible outcome.